Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Financial guarantees USD ($)	Sep. 30, 2014 Financial guarantees INR	Mar. 31, 2014 Financial guarantees INR	Sep. 30, 2014 Performance guarantees USD ($)	Sep. 30, 2014 Performance guarantees INR	Mar. 31, 2014 Performance guarantees INR	Sep. 30, 2014 Documentary credits USD ($)	Sep. 30, 2014 Documentary credits INR	Mar. 31, 2014 Documentary credits INR	Sep. 30, 2014 Guarantees USD ($)	Sep. 30, 2014 Guarantees INR	Mar. 31, 2014 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 8,451.3	523,302.6	441,559.3	$ 2,363.0	146,315.0	161,259.8	$ 1,435.6	88,892.5	88,204.3	$ 4,652.7	288,095.1	192,095.2
Estimated fair values of bank guarantees	$ (25.9)	(1,605.4)	(1,480.7)							$ (4.0)	(247.7)	(179.0)	$ (21.9)	(1,357.7)	(1,301.7)